UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009
                                               ------------------

Check here if Amendment [ ]; Amendment Number: ______
   This Amendment (Check only one.):   [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Helios Advisors LLC
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Address:      780 Third Avenue
              -----------------------------------
              10th Floor
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              New York, NY 10017
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Form 13F File Number: 28-12060
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Aili M. Areng
       ----------------------------------
Title:   Chief Financial Officer
       ----------------------------------
Phone:   (212) 883-9040
       ----------------------------------

Signature, Place, and Date of Signing:

    /s/  Aili M. Areng           New York, New York         February 8, 2010
---------------------------   ------------------------   ---------------------
         [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                                 -----------------
Form 13F Information Table Entry Total:          9
                                                 -----------------
Form 13F Information Table Value Total:          103,242
                                                 -----------------
                                                 (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE

                                                    FORM 13F INFORMATION TABLE

    COLUMN 1              COLUMN 2    COLUMN 3      COLUMN 4           COLUMN 5         COLUMN 6    COLUMN 7         COLUMN 8
                          TITLE OF                   VALUE      SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
 NAME OF ISSUER            CLASS       CUSIP        (X$1000)    PRN AMT   PRN   CALL   DISCRETION   MANAGERS     SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
AIR PRODUCTS &
  CHEMICALS INC             COM      009158106        13,312    164,222    SH              SOLE                164,222     0
------------------------------------------------------------------------------------------------------------------------------------
AMR CORP                    COM      001765106         7,049    911,900    SH              SOLE                911,900     0
------------------------------------------------------------------------------------------------------------------------------------
COVANTA HOLDING CORP        COM      22282E102         7,706    426,000    SH              SOLE                426,000     0
------------------------------------------------------------------------------------------------------------------------------------
LEAR CORP                   COM      521865204        21,341    315,514    SH              SOLE                315,514     0
------------------------------------------------------------------------------------------------------------------------------------
UNION PACIFIC CORP          COM      907818108         9,323    145,900    SH              SOLE                145,900     0
------------------------------------------------------------------------------------------------------------------------------------
FLUOR CORPORATION           COM      343412102        15,764    350,000    SH              SOLE                350,000     0
------------------------------------------------------------------------------------------------------------------------------------
HONEYWELL INTL INC          COM      438516106        13,720    350,000    SH              SOLE                350,000     0
------------------------------------------------------------------------------------------------------------------------------------
ILLINOIS TOOL WORKS CMN     COM      452308109        14,397    300,000    SH              SOLE                300,000     0
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PUT SPX                     UNIT     78462F103           630     21,000    SH   PUT        SOLE                 21,000     0
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